Capital and Reserves (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($) $ / shares	Dec. 23, 2024 MYR (RM) shares	Dec. 23, 2024 USD ($) shares	Dec. 05, 2024 shares	Mar. 15, 2024 USD ($) shares	Dec. 31, 2023 MYR (RM) shares	Dec. 31, 2023 USD ($) shares	Aug. 08, 2023 USD ($) $ / shares shares	Dec. 31, 2022 MYR (RM) shares
Capital and Reserves (Details) [Line Items]
Authorized share capital, value (in Dollars) | $									$ 10,000
Authorized share capital, ordinary shares									100,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 2.5							$ 0.0001
Aggregate value of ordinary shares issued (in Dollars)	RM 8,540	$ 1,911					RM 8,351	$ 20,000,000
Aggregate par value of ordinary shares issued							RM 8,351	$ 2,000
Ordinary shares issued			3,556	3,556		1,030,494
Ordinary shares issued, value	RM 461		RM 39,450	$ 8,827		$ 103
Convertible shares to be converted into ordinary shares					419,929
Conversion of convertible shares, description	conversion ratio of one RCPSs to one common share of the Company	conversion ratio of one RCPSs to one common share of the Company
Additional paid-in capital [member]
Capital and Reserves (Details) [Line Items]
Ordinary shares issued							820,000	820,000		910,000
Ordinary shares issued, value | RM							RM 820,000			RM 910,000